Earnings per Share - Summary of Calculation of Earnings per Share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Profit attributable from continued operation to ordinary equity holders for basic earnings	R$ 975,448	R$ 551,021	R$ 325,132
Loss attributable from discontinued operation to ordinary equity holders for basic earnings			(47,328)
Dilutive effect of subsidiary's stock option plan	(2,882)	(1,352)	(3,096)
Dilutive effect of subsidiary's stock option plan-discontinued operation			200
Dilutive effect of put option			(15,601)
Profit from continued operation attributable to ordinary equity holders adjusted for the effect of dilution	R$ 972,566	R$ 549,669	306,435
Loss from discontinued operation attributable to ordinary equity holders adjusted for the effect of dilution			R$ (47,128)
Basic number of shares outstanding-In thousands of shares	244,065	262,999	264,691
Dilutive effect of stock option plan	10,061	5,553
Diluted number of shares outstanding-In thousands of shares	254,126	268,552	264,691
Continuing operations	R$ 3.9967	R$ 2.0951	R$ 1.2283
Discontinuing operations	0.0000	0.0000	(0.1788)
Basic earnings loss per share	3.9967	2.0951	1.0495
Continuing operations	3.8271	2.0468	1.1577
Discontinuing operations	0.0000	0.0000	(0.1780)
Diluted earnings loss per share	R$ 3.8271	R$ 2.0468	R$ 0.9797